Restructuring and Other Costs, Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net	$ 23.1	$ 13.7	$ 28.1	$ 10.3	$ 30.9	$ 55.5	$ 6.3	$ 0.6	$ 75.2		$ 93.3		$ 7.4
Restructuring and Other Costs, Net, Noncash									14.8		17.7		4.5
Restructuring and Related Cost, Cost Incurred to Date									176.2
Restructuring and Related Cost, Expected Cost									184.0
Acquisition Expenses									2.9		20.2		0
Integration Expenses									23.0		20.2		0
Net Property, Plant and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									14.8	[1]	17.7	[1]	4.3	[1]
Restructuring and Related Cost, Cost Incurred to Date									36.8	[1]
Restructuring and Related Cost, Expected Cost									36.8	[1]
Employee severance and other EE costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									11.0		10.1		1.7
Restructuring and Related Cost, Cost Incurred to Date									22.8
Restructuring and Related Cost, Expected Cost									22.8
Equipment and Inventory Relocation Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									4.1		2.1		0.2
Restructuring and Related Cost, Cost Incurred to Date									6.4
Restructuring and Related Cost, Expected Cost									9.4
Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									5.9		1.9		0.2
Restructuring and Related Cost, Cost Incurred to Date									8.1
Restructuring and Related Cost, Expected Cost									12.9
Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									39.4		61.5		1.0
Restructuring and Related Cost, Cost Incurred to Date									102.1
Restructuring and Related Cost, Expected Cost									102.1
Corrugated Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									40.9	[2]	27.5	[2]	1.3	[2]
Restructuring and Related Cost, Cost Incurred to Date									69.7	[2]
Restructuring and Related Cost, Expected Cost									76.6	[2]
Corrugated Packaging [Member] | Net Property, Plant and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									16.6	[1],[2]	16.7	[1],[2]	0.6	[1],[2]
Restructuring and Related Cost, Cost Incurred to Date									33.9	[1],[2]
Restructuring and Related Cost, Expected Cost									33.9	[1],[2]
Corrugated Packaging [Member] | Employee severance and other EE costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									10.5	[2]	7.8	[2]	0.6	[2]
Restructuring and Related Cost, Cost Incurred to Date									18.9	[2]
Restructuring and Related Cost, Expected Cost									18.9	[2]
Corrugated Packaging [Member] | Equipment and Inventory Relocation Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									3.5	[2]	1.2	[2]	0	[2]
Restructuring and Related Cost, Cost Incurred to Date									4.7	[2]
Restructuring and Related Cost, Expected Cost									7.5	[2]
Corrugated Packaging [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									5.6	[2]	1.1	[2]	0	[2]
Restructuring and Related Cost, Cost Incurred to Date									6.7	[2]
Restructuring and Related Cost, Expected Cost									10.8	[2]
Corrugated Packaging [Member] | Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									4.7	[2]	0.7	[2]	0.1	[2]
Restructuring and Related Cost, Cost Incurred to Date									5.5	[2]
Restructuring and Related Cost, Expected Cost									5.5	[2]
Consumer Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									(2.4)	[3]	5.1	[3]	5.8	[3]
Restructuring and Related Cost, Cost Incurred to Date									8.6	[3]
Restructuring and Related Cost, Expected Cost									9.2	[3]
Consumer Packaging [Member] | Net Property, Plant and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									(3.4)	[1],[3]	1.0	[1],[3]	3.7	[1],[3]
Restructuring and Related Cost, Cost Incurred to Date									1.3	[1],[3]
Restructuring and Related Cost, Expected Cost									1.3	[1],[3]
Consumer Packaging [Member] | Employee severance and other EE costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0.2	[3]	2.3	[3]	1.1	[3]
Restructuring and Related Cost, Cost Incurred to Date									3.6	[3]
Restructuring and Related Cost, Expected Cost									3.6	[3]
Consumer Packaging [Member] | Equipment and Inventory Relocation Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0.6	[3]	0.9	[3]	0.2	[3]
Restructuring and Related Cost, Cost Incurred to Date									1.7	[3]
Restructuring and Related Cost, Expected Cost									1.7	[3]
Consumer Packaging [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0.2	[3]	0.7	[3]	0.1	[3]
Restructuring and Related Cost, Cost Incurred to Date									1.0	[3]
Restructuring and Related Cost, Expected Cost									1.6	[3]
Consumer Packaging [Member] | Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0	[3]	0.2	[3]	0.7	[3]
Restructuring and Related Cost, Cost Incurred to Date									1.0	[3]
Restructuring and Related Cost, Expected Cost									1.0	[3]
Recycling [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									2.3	[4]	0.1	[4]	0.1	[4]
Restructuring and Related Cost, Cost Incurred to Date									2.7	[4]
Restructuring and Related Cost, Expected Cost									3.0	[4]
Recycling [Member] | Net Property, Plant and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									1.6	[1],[4]	0	[1],[4]	0	[1],[4]
Restructuring and Related Cost, Cost Incurred to Date									1.6	[1],[4]
Restructuring and Related Cost, Expected Cost									1.6	[1],[4]
Recycling [Member] | Employee severance and other EE costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0.3	[4]	0	[4]	0	[4]
Restructuring and Related Cost, Cost Incurred to Date									0.3	[4]
Restructuring and Related Cost, Expected Cost									0.3	[4]
Recycling [Member] | Equipment and Inventory Relocation Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0	[4]	0	[4]	0	[4]
Restructuring and Related Cost, Cost Incurred to Date									0	[4]
Restructuring and Related Cost, Expected Cost									0.2	[4]
Recycling [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0.1	[4]	0.1	[4]	0.1	[4]
Restructuring and Related Cost, Cost Incurred to Date									0.4	[4]
Restructuring and Related Cost, Expected Cost									0.5	[4]
Recycling [Member] | Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0.3	[4]	0	[4]	0	[4]
Restructuring and Related Cost, Cost Incurred to Date									0.4	[4]
Restructuring and Related Cost, Expected Cost									0.4	[4]
All Other Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									34.4	[5]	60.6	[5]	0.2	[5]
Restructuring and Related Cost, Cost Incurred to Date									95.2	[5]
Restructuring and Related Cost, Expected Cost									95.2	[5]
Acquisition Expenses									2.9		20.2
Integration Expenses									32.1		40.4
Other Expenses									(0.6)		0
Total									34.4		60.6
All Other Segments [Member] | Net Property, Plant and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0	[1],[5]	0	[1],[5]	0	[1],[5]
Restructuring and Related Cost, Cost Incurred to Date									0	[1],[5]
Restructuring and Related Cost, Expected Cost									0	[1],[5]
All Other Segments [Member] | Employee severance and other EE costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0	[5]	0	[5]	0	[5]
Restructuring and Related Cost, Cost Incurred to Date									0	[5]
Restructuring and Related Cost, Expected Cost									0	[5]
All Other Segments [Member] | Equipment and Inventory Relocation Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0	[5]	0	[5]	0	[5]
Restructuring and Related Cost, Cost Incurred to Date									0	[5]
Restructuring and Related Cost, Expected Cost									0	[5]
All Other Segments [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0	[5]	0	[5]	0	[5]
Restructuring and Related Cost, Cost Incurred to Date									0	[5]
Restructuring and Related Cost, Expected Cost									0	[5]
All Other Segments [Member] | Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									34.4	[5]	60.6	[5]	0.2	[5]
Restructuring and Related Cost, Cost Incurred to Date									95.2	[5]
Restructuring and Related Cost, Expected Cost									$ 95.2	[5]

[1]	“Net property, plant and equipment” as used in this Note 7 is the sum of property, plant and equipment impairment losses, subsequent adjustments to fair value for assets classified as held for sale, and subsequent (gains) or losses on sales of property, plant and equipment and related parts and supplies and accelerated depreciation on such assets.
[2]	The Corrugated Packaging segment current year charges primarily reflect the closure of our Matane, Quebec containerboard mill, a machine taken out of operation at our Hodge, LA containerboard mill and seven corrugated container plants, all acquired in the Smurfit-Stone Acquisition (each initially recorded and five closed in fiscal 2012) and charges associated primarily with on-going closure costs at certain of six other corrugated container plants acquired in the Smurfit-Stone Acquisition (each initially recorded in fiscal 2011, five of the six were closed in fiscal 2011 and one closed in fiscal 2012) and our legacy Hauppauge, NY sheet plant (initially recorded in fiscal 2010 and closed in fiscal 2011), net of a gain on sale in fiscal 2012 primarily for our Santa Fe Springs, CA corrugated converting facility. The current year expenses in the “Other Costs” column primarily represent repayment of energy credits and site environmental closure activities at the Matane mill. The cumulative charges are primarily for the facilities mentioned above and fiscal 2011 charges related to kraft paper assets at our Hodge containerboard mill we acquired in the Smurfit-Stone Acquisition. We have transferred a substantial portion of each closed facility's production to our other facilities.
[3]	The Consumer Packaging segment current year activity primarily reflects the gain on sale of our Columbus, IN laminated paperboard converting operation and Milwaukee, WI folding carton facility (initially recorded and closed in fiscal 2011) and on-going closure costs associated with previously closed facilities. The cumulative charges primarily reflect the actions mentioned above as well as closure costs at certain of four interior packaging plants (three initially recorded and closed in fiscal 2011 and one initially recorded and closed in fiscal 2010), our Columbus laminated paperboard converting operation and our Macon, GA drum manufacturing operation (each initially recorded and closed in fiscal 2010) and our Drums, PA interior packaging plant (initially recorded and closed in fiscal 2010).
[4]	The Recycling segment current year charges primarily reflect the closure of six collection facilities (each initially recorded and three closed in fiscal 2012) and the cumulative charges reflect the preceding actions as well as carrying costs for two collections facilities shutdown in a prior year.
[5]	The expenses in the “Other Costs” column primarily reflect costs incurred primarily as a result of our Smurfit-Stone Acquisition, including merger integration expenses. The pre-tax charges are summarized below (in millions): AcquisitionExpenses IntegrationExpenses OtherExpenses TotalFiscal 2012$2.9 $32.1 $(0.6) $34.4Fiscal 201120.2 40.4 — 60.6Acquisition expenses include expenses associated with the Smurfit-Stone Acquisition and other acquisitions, whether consummated or not. Acquisition expenses primarily consist of advisory, legal, accounting, valuation and other professional or consulting fees. Integration expenses reflect primarily severance and other employee costs, professional services including work being performed to facilitate the Smurfit-Stone integration including information systems integration costs, lease expense and other costs. Due to the complexity and duration of the integration activities the precise amount expected to be incurred has not been quantified above. We expect integration activities to continue into fiscal 2013.